LOANS FROM FINANCIAL INSTITUTIONS (Tables)	12 Months Ended
Dec. 31, 2024
Loans From Financial Institutions
SCHEDULE OF LOANS FROM FINANCIAL INSTITUTIONS

	Factoring loan	PO Financing Loan	Jan 29, 2024 Loan	April 30, 2024 Loan	September 4, 2024 Loan	December 2, 2024 Ballon Loan	December 2, 2024 Monthly Loan	Total
Opening Balance January 1, 2023	-		-					-
Change in factoring for the period	89,298							89,298
New loan advances								-
Loan repayments								-
Closing Balance December 31, 2023	89,298		-					89,298

Opening Balance January 1, 2024	89,298		-					89,298
Change in factoring for the period	647,860							647,860
New loan advances		920,041	200,000	125,000	200,000	100,000	50,000	1,595,041
Loan repayments			(258,440)	(133,599)			(6,866)	(398,905)
Interest included in repayments			58,440	39,519			3,113	101,072
Accrued interest expense					38,432	4,492		42,924
Closing Balance December 31, 2024	737,158	920,041	-	30,920	200,000	100,000	46,247	2,077,290